Balance Sheet Details (Details) - Schedule of Goodwill - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Schedule of Goodwill [Abstract]
Goodwill Beginning Balance	$ 55,676,142
Impairment loss	(5,192,000)
Foreign currency translation	(3,740,823)		(1,762,087)
Goodwill Ending Balance	$ 46,743,319		$ 55,676,142